Definition of Terms in Fund Name	Aug. 13, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the information technology sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust invests in stocks selected by Dorsey, Wright & Associates (“DWA”) using their proprietary investment process and is designed to be held over the fixed 15-month term of the Trust. Through the selection process, DWA seeks to identify those companies that they believe are technical leaders within the marketplace.

Identify the Universe. DWA begins with the companies listed in the S&P 900® Index.

Measure Relative Strength Ratings. All of the securities in the universe are scored on several measures of relative strength. These measures rank securities based on intermediate-term price performance relative to a broad market benchmark, and relative to the other securities in the universe. Each security is given a score that allows DWA to determine where it ranks relative to all other securities in the universe with no subjectivity. Each security must meet a minimum relative strength ranking score to be eligible for inclusion in the portfolio.

Determine the Portfolio’s Sector Weighting Exposure. The sector weightings are determined by a combination of current market weights and the relative strength ranking of the securities within each sector as of the date the portfolio was selected. The goal is to achieve a portfolio of high relative strength securities with an overall sector weighting close to current market weights.

Select the Portfolio. The final step is to select the top 50 companies for the portfolio based on relative strength. The stocks are equally weighted within the portfolio.

The S&P 900® Index is a broad market portfolio representing the large- and mid-cap companies of the U.S. equity market. The S&P 900® combines two leading indexes: the S&P 500® and the S&P MidCap 400®.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities, REITs, foreign securities and companies with various market capitalizations.

As with any similar investment, there can be no guarantee that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.